SUMMARY OF RESTRICTED STOCK AWARD (Details) - 2014 and 2024 Equity Incentive Plan [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of RSA, Granted
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock awards, Balance	540,969
Weighted-average grant price, Balance | $ / shares	$ 2.24
FMV on grant date, Balance	1,209,400
Vested number of RSA, Balance	462,298
Unvested number of RSA, Balance	78,671
Number of restricted stock awards, Granted	865,423
Weighted-average grant price, Granted | $ / shares	$ 1.81
FMV on grant date, Granted	1,570,834
Vested number of RSA, Granted	517,941
Unvested number of RSA, Granted	347,482
Number of restricted stock awards, Forfeited	(77,096)
Weighted-average grant price, Forfeited | $ / shares	$ 1.80
FMV on grant date, Forfeited	(139,173)
Vested number of RSA, Forfeited
Unvested number of RSA, Forfeited	(77,096)
Number of restricted stock awards, Balance	1,329,296
Weighted-average grant price, Ending Balance | $ / shares	$ 2.24
FMV on grant date, Balance	2,641,061
Vested number of RSA, Balance	980,239
Unvested number of RSA, Balance	349,057